STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2021 shares
Common Stock [Member]
Sale of 461,500 Private Units (in shares)	461,500